Cover Page Cover Page	Mar. 15, 2021
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Mar. 15, 2021
Entity Registrant Name	SINCLAIR BROADCAST GROUP, INC.
Entity Incorporation, State or Country Code	MD
Entity File Number	000-26076
Entity Tax Identification Number	52-1494660
Entity Address, Address Line One	10706 Beaver Dam Road
Entity Address, City or Town	Hunt Valley
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	21030
City Area Code	410
Local Phone Number	568-1500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Class A Common Stock, par value $ 0.01 per share
Trading Symbol	SBGI
Security Exchange Name	NASDAQ
Amendment Flag	true
Entity Central Index Key	0000912752
Amendment Description	On March 15, 2021, Sinclair Broadcast Group, Inc. (the “Registrant”) filed a Current Report on Form 8-K (the “Initial Report”) to provide certain financial information regarding Diamond Sports Intermediate Holdings LLC and its consolidated subsidiaries. The Registrant intended to furnish, not file, this financial information but inadvertently provided the information in the Initial Report under Item 8.01. The Registrant is filing this Amendment No. 1 to provide that the information previously provided in the Initial Report, including the Exhibits thereto, is being furnished under Item 7.01. This Amendment No. 1 does not amend or update any information in the Initial Report, including the contents of the Exhibits thereto, except as set forth above.